Statement of cash flows, indirect method (Statement) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [Line Items]
Cash flows from (used in) operating activities		€ 23,718	€ (1,242)	€ 39,349
Profit (loss)		6,827	5,618	2,060
Adjustments to reconcile profit (loss)		11,770	7,688	11,653
Adjustments for depreciation expense		1,328	1,234	1,288
Other adjustments to reconcile profit (loss)		10,442	6,454	10,365
Net increase decrease in operating assets		(42,900)	(38,267)	(57,370)
Adjustments for decrease (increase) in financial assets held for trading		14,658	(17,031)	(10,351)
Non tradign financial assets mandatorily at fair value through profit or loss operating assets		(421)	(908)	(241)
Adjustments For Decrease Increase In Other Financial Assets Designated At Fair Value Through Profit Or Loss		179	25	97
Adjustments For Decrease Increase In Financial Assets At Fair Value Through Other Comprehensive Income		(1,014)	7,116	(16,649)
Adjustments For Decrease Increase In Financial Assets At Amortised Cost		(55,754)	(28,062)	(30,212)
Adjustments for decrease (increase) in other assets		(548)	592	(15)
Net increase Decrease in operating liabilities		51,256	25,266	84,961
Adjustments for increase (decrease) in financial liabilities held for trading		2,907	6,479	247
Other financial liabilities designated at fair value through profit or loss operating activities		293	(837)	647
Financial liabilities at amortized cost operating activities		48,161	19,682	84,853
Adjustments for increase (decrease) in other liabilities		(105)	(58)	(787)
Income taxes paid (refund), classified as operating activities		(3,234)	(1,546)	(1,955)
Cash flows from (used in) investing activities		(3,911)	(1,634)	(37)
Outflows of cash from investing activities		(4,506)	(12,472)	(1,185)
Purchase of property, plant and equipment, classified as investing activities		(1,812)	(396)	(632)
Purchase of intangible assets, classified as investing activities		(630)	(550)	(491)
Other cash payments to acquire interests in joint ventures, classified as investing activities		(81)	(50)	(62)
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities		(1,389)	0	0
Purchase Of Non Current Assets And Liabilities Held For Sale Classified As Investing Activities		(594)	(11,476)	0
Other Outflows Of Cash Classified As Investing Activities		0	0	0
Inflows of cash from investing activities		596	10,838	1,148
Proceeds from sales of property, plant and equipment		29	78	558
Proceeds from sales of intangible assets		0	0	0
Other cash receipts from sales of interests in joint ventures		127	80	307
Cash flows from losing control of subsidiaries or other businesses		0	10	0
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations		440	10,670	283
Proceeds From Other Collections Related To Investing Activities		0	0	0
Cash flows from (used in) financing activities		(7,563)	(4,349)	(2,069)
Investments in Financing Activities		(7,996)	(4,786)	(5,316)
Dividends paid, classified as financing activities		(2,185)	(926)	(1,065)
Repayments of subordinated liabilities		(2,258)	(2,301)	(2,820)
Payments ForTreasury Stock Amortization		(313)	0	0
Payments For Treasury Stock Acquisition		(2,670)	(1,022)	(807)
Other Outflows Of Cash Classified As Financing Activities		(571)	(538)	(624)
Disinvestments In Financing Activities		434	438	3,247
Proceeds from issue of subordinated liabilities		0	0	2,425
Proceeds from issuing shares		0	0	0
Proceeds From Treasury Stock Disposal		434	438	822
Other Inflows Of Cash Classified As Financing Activities		0	0	0
Effect of exchange rate changes on cash and cash equivalents		(288)	(1,864)	(4,658)
Increase decrease in cash and cash equivalents including companies held for sale		11,957	(9,089)	32,585
Cash and cash equivalents including balance of companies for sale		67,799	76,888	44,303
Cash and cash equivalents including balance of companies for sale		79,756	67,799	76,888
Components of cash and cash equivalents at the end of the period [Line Items]
Cash		6,533	6,877	6,447
Cash and bank balances at central banks	[1]	67,314	55,004	53,079
Other financial assets		5,909	5,918	5,994
Bank overdrafts		0	0	0
Cash and cash equivalents at end of period		79,756	67,799	65,520
Total cash and cash equivalents classified as non current assets and disposable groups classified as held for sale in usa		€ 0	€ 0	€ 11,368

[1]	(1) The variation is mainly due to an increase in balances at the Bank of Spain.